Trading assets and liabilities	6 Months Ended
Jun. 30, 2015
Trading assets and liabilities
13 Trading assets and liabilities
end of	6M15	2014
Trading assets (CHF million)
Debt securities	83,381	94,405
Equity securities	80,481	94,493
Derivative instruments [1]	30,040	37,979
Other	11,996	14,436
Trading assets	205,898	241,313
Trading liabilities (CHF million)
Short positions	32,871	35,799
Derivative instruments [1]	26,586	36,868
Trading liabilities	59,457	72,667
1 Amounts shown net of cash collateral receivables and payables.
Cash collateral on derivative instruments
end of	6M15	2014
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,534	33,716
Cash collateral received	23,086	28,505
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,511	10,909
Cash collateral received	15,388	16,776
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.